Net Loss Per Common Share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

(In thousands except shares and per share amounts)	Three months ended September 30, 2022	Nine months ended September 30, 2022
Numerator - basic and diluted:
Net loss	$(27,060)	$(118,075)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	—	28,639
Less: Net loss attributable to the noncontrolling interest post Business Combination	$26,597	$87,685

Net loss attributable to common shareholders	$(463)	$(1,751)
Denominator - basic and diluted:
Weighed-average shares of Class A common stock outstanding	69,036,899	53,138,474
Earnings per share of Class A common stock - basic and diluted	$(0.01)	$(0.03)